Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2001

Dear Shareholder:
The 12-month period ended October 31, 2001, was a difficult one for Asia as well as other global equity markets. During this period it became apparent that, to varying degrees, the global economies were slowing down. Additionally, profit downgrades and earnings disappointments, particularly from U.S.-based technology companies, further depressed investor sentiment regarding the Asian markets.

Japan
The environment for equities in Japan was quite challenging during the fiscal year, with a confluence of events affecting the market. First, international blue-chip companies there, despite showing relatively strong balance sheets and attractive valuations, were affected negatively both by investor sentiment and perceptions that a slowdown in consumption in the United States and Europe would likely hamper prospects for growth. In addition, a modestly strengthening yen further accelerated a sell-off of companies with overseas earnings exposure. Finally, domestic Japanese institutions, scrambling to raise cash, found leading blue chips to be a key source of funds, because their relative cost basis for these securities was lower than current prices.

On a positive note, enthusiastic public support for Junichiro Koizumi, the first prime minister elected from an urban constituency in 45 years, has opened an entirely new path for policymaking in Japan. In short, Koizumi's radical plans for the Japanese economy, if successfully implemented, would transform a mercantilist state-centered economy into a new capitalist-based economy promoting individuals over big groups and encourage the creation of new companies over the protection of existing big industries. This could provide the foundation for Japanese stocks to make a significant rebound after a decade of stagnation, particularly as valuations are currently at 25-year lows.

Asia ex Japan
Despite improving liquidity conditions driven by central bank easing, the Asia ex Japan region fell sharply during the period, due in part to concerns over slowing global economic growth and diminishing corporate profits. During the fiscal year, a steady flow of disappointing economic news from the United States, Europe and Japan dampened expectations of an imminent global economic recovery and added to concerns over a possible global recession and further earnings downgrades. Adding to these concerns was a prolonged weakness in global demand, specifically for technology-related products, which weighed heavily on Asia's export-oriented economies for much of the year.

Asia has this year experienced its worst export slowdown in well over a decade. September marked the low point for most Asian ex Japan equities, driven by heightened risk aversion and a further deterioration in the global economic outlook brought about by the terrorist attacks on the United States. However, in October

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2001 CONTINUED

equities in the region rebounded, driven by expectations of a global economic recovery fueled by global fiscal and monetary easing. Led by the U.S. Federal Reserve, central banks around the world have accelerated the monetary easing that began early in 2001. The Fed cut rates by 400 basis points during this period, including 100 basis points after September 11. The rest of the world has followed suit, albeit at a slower pace.

Performance and Portfolio Strategy
For the 12-month period ended October 31, 2001, Morgan Stanley Pacific Growth Fund's Class B shares posted a total return of -31.87 percent compared to -25.51 percent for the Morgan Stanley Capital International (MSCI) World Index. For the same period, the Fund's Class A, C and D shares posted total returns of -31.42 percent, -31.89 percent and -31.19 percent, respectively. The performance of the Fund's share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI World Index.

According to Morgan Stanley Investment Management, the Fund's sub-advisor, stock selection in Japan, Hong Kong, Australia and India detracted from the Fund's overall performance during the period. On a country allocation basis, the Fund's overweighted positions in Hong Kong and South Korea and its underweighting in Japan contributed positively to its performance.

The sub-advisor is currently pursuing a defensive strategy in Japan because of its concerns about medium-term market fundamentals. Japan is at an important juncture as it begins the second half of its domestic fiscal year ending March 2002. Accounting methodology is changing, allowing for greater balance sheet transparency. And, in the sub-advisor's opinion, Japanese banks appear to have zero tolerance for nonperforming loans in the current global and domestic economic environment.

Within Japan, Morgan Stanley Investment Management has been using rallies in the market to trade into higher-quality names with measurable high-quality balance sheets, and looking to invest in companies with strong cash positions, robust brands and higher-than-average liquidity. The sub-advisor is forecasting that any further declines in the Japanese market will likely be less severe than declines in the U.S. and European markets, where valuations and earnings expectations still look extended.

The Fund's largest overweighting in Asia ex Japan relative to its benchmark remains South Korea, while Australia and Malaysia continue to be the Fund's most significantly underweighted positions. In South Korea, strong domestic consumption and monetary policy easing have supported economic growth

Morgan Stanley Pacific Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2001 CONTINUED

following the drop in export revenues. In South Korea, the Fund is overweighted in several sectors such as telecom services, consumer discretionary (namely automobiles and media) and banks. Weak economic data and relatively expensive valuations have led the sub-advisor to underweight Malaysia and Australia. In the rest of the region, the Fund remains neutral to underweighted while maintaining select sector tilts, such as information technology within Taiwan, financials and industrials within Singapore and various industries in China, including autos, metals and mining, and energy.

Looking Ahead
In the short term, Morgan Stanley Investment Management remains cautious as global economic growth continues to slow, pressured by geopolitical conflict. The sub-advisor believes that the monetary policy and fiscal responses in this weak economic landscape have been significant, and expects economic growth to resume in the United States and abroad sometime during the second half of 2002. As global economies strengthen, export-oriented Asian ex-Japan markets' trade balances and economies should also improve.

We appreciate your ongoing support of Morgan Stanley Pacific Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Pacific Growth Fund Inc.
FUND PERFORMANCE / / OCTOBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                FUND     MSCI(4)
October 1991    $10,000  $10,000
October 1992    $10,986   $9,477
October 1993    $17,153  $12,036
October 1994    $18,986  $12,957
October 1995    $17,344  $14,186
October 1996    $17,864  $16,498
October 1997    $12,324  $19,265
October 1998     $9,505  $22,204
October 1999    $14,058  $27,736
October 2000    $12,812  $28,039
October 2001  $8,729(3)  $20,885

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                         AVERAGE ANNUAL TOTAL RETURNS
 ------------------------------------------------------------------------------------------------------------
                      CLASS A*                                                 CLASS B**
 ---------------------------------------------------      ---------------------------------------------------
 PERIOD ENDED 10/31/01                                    PERIOD ENDED 10/31/01
 -------------------------                                -------------------------
 1 Year                         (31.42)%(1)  (35.02)%(2)  1 Year                         (31.87)%(1)  (35.26)%(2)
 Since Inception (7/28/97)      (15.68)%(1)  (16.74)%(2)  5 Years                        (13.34)%(1)  (13.68)%(2)
                                                          10 Years                       (1.35)%(1)   (1.35)%(2)

                      CLASS C+                                                 CLASS D++
 ---------------------------------------------------      ---------------------------------------------------
 PERIOD ENDED 10/31/01                                    PERIOD ENDED 10/31/01
 -------------------------                                -------------------------
 1 Year                         (31.89)%(1)  (32.57)%(2)  1 Year                         (31.19)%(1)
 Since Inception (7/28/97)      (16.25)%(1)  (16.25)%(2)  Since Inception (7/28/97)      (15.47)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2001.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE, AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            Common and Preferred Stocks and Bonds (98.8%)
            Australia (10.2%)
            AIRLINES
   708,700  Qantas Airways Ltd......................  $  1,401,508
                                                      ------------
            BEVERAGES: ALCOHOLIC
   560,350  Foster's Group Ltd......................     1,365,008
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
   106,350  Computershare Ltd.......................       269,236
                                                      ------------
            MAJOR BANKS
    48,350  Australia & New Zealand Banking Group
             Ltd....................................       434,042
    66,600  Commonwealth Bank of Australia..........       998,691
   165,500  National Australia Bank Ltd.............     2,545,857
   270,300  Westpac Banking Corp., Ltd..............     2,013,021
                                                      ------------
                                                         5,991,611
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   788,450  Telstra Corp., Ltd......................     1,971,838
                                                      ------------
            MARINE SHIPPING
    47,050  Lang Corp., Ltd.........................       253,802
                                                      ------------
            MEDIA CONGLOMERATES
   432,150  News Corp., Ltd. (The)..................     2,974,824
                                                      ------------
            MEDICAL/NURSING SERVICES
   104,500  Sonic Healthcare Ltd....................       451,174
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   203,546  Brambles Industries Ltd.................     1,115,605
                                                      ------------
            OTHER METALS/MINERALS
   581,301  BHP Billiton Ltd........................     2,612,120
   748,000  M.I.M. Holdings Ltd.....................       368,866
   176,600  Rio Tinto Ltd...........................     2,844,395
   130,950  WMC Ltd.................................       614,791
                                                      ------------
                                                         6,440,172
                                                      ------------
            PHARMACEUTICALS: OTHER
    59,500  CSL Ltd.................................     1,506,571
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            PRECIOUS METALS
   896,300  Normandy Mining Ltd.....................  $    631,426
                                                      ------------
            REAL ESTATE DEVELOPMENT
    91,550  Lend Lease Corp., Ltd...................       513,335
                                                      ------------
            Total Australia.........................    24,886,110
                                                      ------------
            China (0.8%)
            COAL
   904,000  Yanzhou Coal Mining Co., Ltd.
             (Class H)..............................       281,051
                                                      ------------
            INTEGRATED OIL
 3,260,000  PetroChina Co. Ltd......................       614,385
                                                      ------------
            INVESTMENT TRUSTS/MUTUAL FUNDS
   100,000  Investment Co. of China**...............       211,000
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   562,000  China Unicom Ltd.*......................       522,372
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   546,000  Travelsky Technology Ltd.*..............       409,500
                                                      ------------
            Total China.............................     2,038,308
                                                      ------------
            Hong Kong (10.0%)
            APPAREL/FOOTWEAR RETAIL
   768,000  Esprit Holdings Ltd.....................       807,385
                                                      ------------
            BROADCASTING
   115,600  Television Broadcasts Ltd...............       340,872
                                                      ------------
            ELECTRIC UTILITIES
 1,202,000  Beijing Datang Power Generation Co.,
             Ltd....................................       439,192
   122,700  CLP Holdings Ltd........................       462,485
                                                      ------------
                                                           901,677
                                                      ------------
            ENGINEERING & CONSTRUCTION
   708,000  New World Development Co., Ltd..........       485,615
                                                      ------------
            GAS DISTRIBUTORS
   961,950  Hong Kong & China Gas
             Co., Ltd...............................     1,202,437
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            INDUSTRIAL CONGLOMERATES
   480,190  Hutchison Whampoa Ltd...................  $  3,878,458
   291,800  Swire Pacific Ltd. (Class A)............     1,215,833
                                                      ------------
                                                         5,094,291
                                                      ------------
            INDUSTRIAL SPECIALTIES
   437,000  China Merchants Holdings International
             Co., Ltd...............................       275,926
   856,000  Greencool Technology Holdings Ltd.......       345,692
                                                      ------------
                                                           621,618
                                                      ------------
            INVESTMENT BANKS/BROKERS
   380,000  Hong Kong Exchanges & Clearing Ltd......       509,103
                                                      ------------
            MAJOR BANKS
   105,700  Hang Seng Bank Ltd......................     1,060,388
                                                      ------------
            MISCELLANEOUS MANUFACTURING
   846,400  Johnson Electric
             Holdings Ltd...........................       737,887
                                                      ------------
            MOTOR VEHICLES
 2,012,600  Denway Motors Ltd.......................       670,867
                                                      ------------
            OIL & GAS PRODUCTION
 1,368,000  CNOOC Ltd...............................     1,341,692
                                                      ------------
            REAL ESTATE DEVELOPMENT
   251,000  Amoy Properties, Ltd....................       257,436
   154,400  Cheung Kong (Holdings) Ltd..............     1,306,462
    84,000  Henderson Land Development Co., Ltd.....       269,769
   510,400  Sun Hung Kai Properties Ltd.............     3,134,379
    71,000  Wharf (Holdings) Ltd. (The).............       131,077
                                                      ------------
                                                         5,099,123
                                                      ------------
            REGIONAL BANKS
    84,000  Bank of East Asia Ltd...................       167,462
                                                      ------------
            SPECIALTY TELECOMMUNICATIONS
   159,000  Asia Satellite Telecommunications
             Holdings Ltd...........................       199,769
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            WHOLESALE DISTRIBUTORS
   218,000  Citic Pacific Ltd.......................  $    447,179
   674,800  Li & Fung Ltd...........................       644,521
                                                      ------------
                                                         1,091,700
                                                      ------------
            WIRELESS COMMUNICATIONS
 1,163,900  China Mobile Ltd.*......................     3,529,004
   530,000  SmarTone Telecommunications Holdings
             Ltd....................................       597,949
                                                      ------------
                                                         4,126,953
                                                      ------------
            Total Hong Kong.........................    24,458,839
                                                      ------------
            India (3.2%)
            ELECTRICAL PRODUCTS
   127,300  Bharat Heavy Electricals Ltd............       343,954
                                                      ------------
            ELECTRONIC PRODUCTION EQUIPMENT
    35,600  ASE Test Ltd.*..........................       292,988
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
    45,100  Digital GlobalSoft Ltd..................       279,810
    34,500  HCL Technologies Ltd....................       117,992
    20,858  Infosys Technologies Ltd................     1,265,330
    16,075  Wipro Ltd...............................       359,379
                                                      ------------
                                                         2,022,511
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   136,621  Videsh Sanchar Nigam Ltd................       654,382
                                                      ------------
            MOTOR VEHICLES
   115,000  Hero Honda Motors Ltd...................       531,671
                                                      ------------
            MOVIES/ENTERTAINMENT
    95,000  Zee Telefilms Ltd.......................       185,986
                                                      ------------
            OIL REFINING/MARKETING
    51,000  Bharat Petroleum Corp., Ltd.............       185,570
    53,000  Hindustan Petroleum
             Corp., Ltd.............................       138,623
                                                      ------------
                                                           324,193
                                                      ------------
            PHARMACEUTICALS: OTHER
     9,250  Cipla Ltd...............................       204,649

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

    55,600  Dr. Reddy's Laboratories Ltd............  $  1,209,682
    27,000  Ranbaxy Laboratories Ltd................       399,295
                                                      ------------
                                                         1,813,626
                                                      ------------
            REGIONAL BANKS
    40,000  HDFC Bank Ltd. (ADR)....................       608,800
                                                      ------------
            SPECIALTY TELECOMMUNICATIONS
   193,200  Mahanagar Telephone Nigam Ltd...........       521,206
                                                      ------------
            TOBACCO
    44,000  ITC Ltd.................................       629,226
                                                      ------------
            Total India.............................     7,928,543
                                                      ------------
            Indonesia (0.0%)
            INVESTMENT TRUSTS/MUTUAL FUNDS
 2,500,000  Batavia Investment
             Fund Ltd.*.............................       --
                                                      ------------
            Japan (54.2%)
            AUTO PARTS: O.E.M.
   174,000  NIFCO Inc...............................     1,847,134
                                                      ------------
            BUILDING PRODUCTS
   395,000  Sanwa Shutter Corp......................       854,769
JPY 80,000K Sanwa Shutter Corp. 0.90% due 03/31/06
             (Conv.)................................       672,873
                                                      ------------
                                                         1,527,642
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
   634,000  Mitsubishi Chemical Corp................     1,356,427
                                                      ------------
            CHEMICALS: SPECIALTY
   700,000  Daicel Chemical
             Industries Ltd.........................     2,000,653
   558,000  Denki Kagaku Kogyo Kabushiki Kaisha.....     1,152,817
   424,000  Kaneka Corp.............................     2,939,539
   375,000  Shin-Etsu Polymer Co., Ltd..............     1,341,254
                                                      ------------
                                                         7,434,263
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            COMMERCIAL PRINTING/FORMS
   214,000  Dai Nippon Printing Co., Ltd............  $  2,278,752
   127,000  Nissha Printing Co., Ltd................       667,875
                                                      ------------
                                                         2,946,627
                                                      ------------
            COMPUTER PERIPHERALS
   170,000  Mitsumi Electric Co., Ltd...............     2,061,489
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   394,000  Fujitsu Ltd.............................     2,914,944
                                                      ------------
            ELECTRIC UTILITIES
   105,000  Tokyo Electric Power Co.................     2,606,565
                                                      ------------
            ELECTRICAL PRODUCTS
   213,000  Furukawa Electric Co....................     1,227,977
                                                      ------------
            ELECTRONIC COMPONENTS
    62,000  TDK Corp................................     2,754,205
                                                      ------------
            ELECTRONIC DISTRIBUTORS
   125,000  Ryosan Co., Ltd.........................     1,625,020
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
   116,000  Canon, Inc..............................     3,372,203
   334,000  Casio Computer Co., Ltd.................     1,786,461
    46,700  Kyocera Corp............................     3,176,637
   267,000  Matsushita Electric Industrial Co.,
             Ltd....................................     3,161,440
   325,000  NEC Corp................................     2,945,860
   221,000  Ricoh Co., Ltd..........................     3,681,529
   809,000  Toshiba Corp............................     2,992,626
                                                      ------------
                                                        21,116,756
                                                      ------------
            ELECTRONICS/APPLIANCES
    75,800  Rinnai Corp.............................     1,501,021
    90,000  Sony Corp...............................     3,402,744
                                                      ------------
                                                         4,903,765
                                                      ------------
            ENGINEERING & CONSTRUCTION
    60,000  Kyudenko Corp...........................       205,782
   300,000  Obayashi Corp...........................     1,295,933
                                                      ------------
                                                         1,501,715
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            FINANCE/RENTAL/LEASING
   180,800  Hitachi Capital Corp....................  $  3,513,833
                                                      ------------
            FOOD RETAIL
   107,900  FamilyMart Co., Ltd.....................     2,211,571
                                                      ------------
            FOOD: MEAT/FISH/DAIRY
   145,000  Nippon Meat Packers, Inc................     1,320,227
                                                      ------------
            FOOD: SPECIALTY/CANDY
   102,000  House Foods Corp........................       937,041
                                                      ------------
            HOME BUILDING
   374,000  Sekisui Chemical Co., Ltd...............     1,065,866
   286,000  Sekisui House Ltd.......................     2,302,760
                                                      ------------
                                                         3,368,626
                                                      ------------
            HOME FURNISHINGS
    40,000  Sangetsu Co., Ltd.......................       578,148
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   464,000  Hitachi Ltd.............................     3,163,809
                                                      ------------
            INDUSTRIAL MACHINERY
   441,000  Amada Co., Ltd..........................     1,991,450
   485,000  Daifuku Co., Ltd........................     2,019,843
   218,000  Daikin Industries Ltd...................     3,150,906
   133,300  Fuji Machine Manufacturing Co., Ltd.....     1,730,745
   720,000  Mitsubishi Heavy
             Industries Ltd.........................     2,422,342
   536,000  Tsubakimoto Chain Co....................     1,203,658
                                                      ------------
                                                        12,518,944
                                                      ------------
            INDUSTRIAL SPECIALTIES
   214,000  Fujitec Co., Ltd........................       770,652
   206,000  Lintec Corp.............................     1,377,707
                                                      ------------
                                                         2,148,359
                                                      ------------
            MAJOR BANKS
        70  Mitsubishi Tokyo Financial
             Group, Inc.*...........................       520,170
                                                      ------------
            MAJOR TELECOMMUNICATIONS
       776  Nippon Telegraph & Telephone Corp.......     3,193,729
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            MARINE SHIPPING
   145,000  Mitsubishi Logistics Corp...............  $  1,302,466
                                                      ------------
            METAL FABRICATIONS
   389,000  Minebea Co., Ltd........................     2,020,284
                                                      ------------
            MISCELLANEOUS MANUFACTURING
   202,000  Kurita Water Industries Ltd.............     2,249,943
                                                      ------------
            MOTOR VEHICLES
   638,000  Nissan Motor Co., Ltd...................     2,813,327
   267,000  Suzuki Motor Corp.......................     2,740,642
   121,000  Toyota Motor Corp.......................     2,934,591
                                                      ------------
                                                         8,488,560
                                                      ------------
            PHARMACEUTICALS: MAJOR
   185,000  Sankyo Co., Ltd.........................     3,595,460
                                                      ------------
            PHARMACEUTICALS: OTHER
    92,000  Ono Pharmaceutical
             Co., Ltd...............................     2,929,936
   129,000  Yamanouchi Pharmaceutical Co., Ltd......     3,823,861
                                                      ------------
                                                         6,753,797
                                                      ------------
            RAILROADS
       120  East Japan Railway Co...................       698,677
                                                      ------------
            REAL ESTATE DEVELOPMENT
   270,000  Mitsubishi Estate Co., Ltd..............     2,639,147
                                                      ------------
            RECREATIONAL PRODUCTS
   104,000  Fuji Photo Film Co., Ltd................     3,430,998
    33,200  Nintendo Co., Ltd.......................     5,118,537
   247,000  Yamaha Corp.............................     1,956,476
                                                      ------------
                                                        10,506,011
                                                      ------------
            SEMICONDUCTORS
    21,000  Rohm Co., Ltd...........................     2,234,444
                                                      ------------
            WHOLESALE DISTRIBUTORS
    80,000  Hitachi High-Technologies Corp..........       959,007

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

   130,000  Mitsubishi Corp.........................  $    995,754
   188,000  Nagase & Co., Ltd.......................       879,667
                                                      ------------
                                                         2,834,428
                                                      ------------
            Total Japan.............................   132,622,203
                                                      ------------
            Malaysia (0.7%)
            CASINO/GAMING
 1,131,000  Magnum Corporation Berhad...............       571,438
                                                      ------------
            TOBACCO
   135,400  British American Tobacco Berhad.........     1,220,349
                                                      ------------
            Total Malaysia..........................     1,791,787
                                                      ------------
            Singapore (4.2%)
            AEROSPACE & DEFENSE
   421,000  Singapore Technologies Engineering
             Ltd....................................       475,341
                                                      ------------
            AIRLINES
   229,000  Singapore Airlines Ltd..................     1,060,592
                                                      ------------
            ELECTRONIC COMPONENTS
   146,100  Venture Manufacturing Ltd...............       772,740
                                                      ------------
            FINANCIAL CONGLOMERATES
   357,000  Keppel Corp., Ltd.......................       618,317
                                                      ------------
            MAJOR BANKS
   264,244  DBS Group Holdings Ltd..................     1,506,242
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   458,000  Singapore Telecommunications Ltd........       434,278
                                                      ------------
            MARINE SHIPPING
 1,147,000  Neptune Orient Lines Ltd.*..............       496,646
   681,400  Sembcorp Logistics Ltd..................       590,086
                                                      ------------
                                                         1,086,732
                                                      ------------
            PUBLISHING: NEWSPAPERS
   103,099  Singapore Press Holdings Ltd............       892,828
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            REAL ESTATE DEVELOPMENT
   328,000  Capitaland Ltd..........................  $    248,090
   218,400  City Developments Ltd...................       495,575
                                                      ------------
                                                           743,665
                                                      ------------
            REGIONAL BANKS
   229,310  Overseas - Chinese Banking Corp.,
             Ltd....................................     1,319,679
   189,494  United Overseas Bank Ltd................     1,059,380
                                                      ------------
                                                         2,379,059
                                                      ------------
            SEMICONDUCTORS
    93,000  Chartered Semiconductor Manufacturing
             Ltd.*..................................       178,405
                                                      ------------
            Total Singapore.........................    10,148,199
                                                      ------------
            South Korea (8.4%)
            ADVERTISING/MARKETING SERVICES
     6,160  Cheil Communications, Inc...............       546,605
                                                      ------------
            ELECTRIC UTILITIES
    23,300  Korea Electric Power Corp...............       366,759
    70,900  Korea Electric Power Corp. (ADR)........       617,539
                                                      ------------
                                                           984,298
                                                      ------------
            ELECTRONIC COMPONENTS
    16,578  Samsung Electro Mechanics Co., Ltd......       370,958
                                                      ------------
            ELECTRONICS/APPLIANCES
    57,686  Humax Co., Ltd..........................       994,816
    14,470  LG Electronics..........................       150,171
                                                      ------------
                                                         1,144,987
                                                      ------------
            ENGINEERING & CONSTRUCTION
    82,390  LG Construction Co., Ltd................       731,084
                                                      ------------
            FOOD: SPECIALTY/CANDY
    13,660  Tong Yang Confectionery Corp............       244,531
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    12,190  LG Household & Health
             Care Ltd.*.............................       263,835
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            INDUSTRIAL MACHINERY
   128,370  Hyundai Mobis...........................  $  1,436,238
                                                      ------------
            INVESTMENT BANKS/BROKERS
    40,170  LG Investment &
             Securities Co.*........................       257,262
    15,720  Samsung Securities Co., Ltd.*...........       406,949
                                                      ------------
                                                           664,211
                                                      ------------
            MAJOR BANKS
    28,284  Kookmin Bank............................       736,568
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    46,135  Korea Telecom Corp. (ADR)...............       961,453
                                                      ------------
            MOTOR VEHICLES
    78,350  Hyundai Motor Co., Ltd..................     1,257,469
                                                      ------------
            REGIONAL BANKS
    84,150  Hana Bank...............................       652,552
    16,110  Kookmin Credit Card
             Co., Ltd...............................       430,097
   140,390  Shinhan Financial Group
             Co., Ltd...............................     1,207,831
                                                      ------------
                                                         2,290,480
                                                      ------------
            SEMICONDUCTORS
    26,379  Samsung Electronics
             Co., Ltd...............................     3,531,448
     7,440  Samsung Electronics Co., Ltd. (Pref)....       423,093
                                                      ------------
                                                         3,954,541
                                                      ------------
            SPECIALTY STORES
     3,220  Shinsegae Co., Ltd......................       228,332
                                                      ------------
            STEEL
    11,710  Pohang Iron & Steel Co., Ltd............       804,159
                                                      ------------
            TOBACCO
    33,400  Korea Tobacco & Ginseng Corporation*
             144A (GDR)++...........................       247,494
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            WIRELESS COMMUNICATIONS
     8,930  SK Telecom Co., Ltd.....................  $  1,691,601
    90,500  SK Telecom Co., Ltd. (ADR)..............     1,907,740
                                                      ------------
                                                         3,599,341
                                                      ------------
            Total South Korea.......................    20,466,584
                                                      ------------
            Taiwan (7.0%)
            COMPUTER COMMUNICATIONS
   454,000  Accton Technology Corp.*................       580,805
    83,165  Ambit Microsystems Corp.................       333,382
                                                      ------------
                                                           914,187
                                                      ------------
            COMPUTER PERIPHERALS
   373,944  Hon Hai Precison Industry Co., Ltd......     1,385,379
                                                      ------------
            COMPUTER PROCESSING HARDWARE
   295,032  Asustek Computer, Inc...................     1,007,635
   120,000  Quanta Computer, Inc....................       257,019
                                                      ------------
                                                         1,264,654
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
   630,000  Au Optronics Corp.*.....................       286,281
                                                      ------------
            FOOD RETAIL
   331,453  President Chain Store Corp..............       618,776
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    69,960  Uni-President Enterprises Corp..........        20,350
                                                      ------------
            LIFE/HEALTH INSURANCE
    61,951  Cathay Life Insurance
             Co., Ltd...............................        71,365
                                                      ------------
            PROPERTY - CASUALTY INSURERS
   523,000  Fubon Insurance Co......................       451,097
                                                      ------------
            REGIONAL BANKS
 1,210,200  Bank Sinopac*...........................       486,882
 2,422,430  Chinatrust Commercial Bank..............     1,226,990
 1,282,732  Taishin International Bank*.............       456,660
                                                      ------------
                                                         2,170,532
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            SEMICONDUCTORS
    53,200  Faraday Technology Corp.................  $    207,873
   130,000  Realtek Semiconductor Corp..............       381,910
   874,471  Siliconware Precision Industries Co.*...       453,054
   168,150  SunPlus Technology Co...................       326,080
 2,740,757  Taiwan Semiconductor Manufacturing Co.,
             Ltd.*..................................     4,838,963
 2,583,020  United Microelectronics Corp.*..........     2,123,235
                                                      ------------
                                                         8,331,115
                                                      ------------
            STEEL
 1,249,390  China Steel Corp........................       486,376
                                                      ------------
            TEXTILES
   716,480  Formosa Chemical & Fiber Corp...........       402,307
                                                      ------------
            WIRELESS COMMUNICATIONS
   546,684  Taiwan Cellular Corp.*..................       558,551
                                                      ------------
            Total Taiwan............................    16,960,970
                                                      ------------
            United States (0.1%)
            MEDICAL SPECIALTIES
    59,200  ResMed Inc.*............................       348,566
                                                      ------------
            Total Common and Preferred Stocks and
             Bonds
             (COST $305,911,740)....................   241,650,109
                                                      ------------

 SHARES/
PRINCIPAL
  AMOUNT                                                 VALUE

------------------------------------------------------------------

            Short-Term Investment (a) (0.1%)
            Commercial Paper
            FINANCIAL CONGLOMERATES
$  350,000  General Electric Capital Corp. 2.24% due
             12/21/01 (COST $348,911)...............  $    348,911
                                                      ------------

  Total Investments
   (COST $306,260,651) (B)................    98.9%  241,999,020
  Other Assets in Excess of Liabilities...     1.1     2,717,499
                                            ------  ------------
  Net Assets..............................   100.0% $244,716,519
                                            ======  ============

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
    K   IN THOUSANDS.
    *   NON-INCOME PRODUCING SECURITY.
   ** PARTIALLY PAID SHARES. RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ++   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $9,111,702, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $73,373,333, RESULTING IN NET UNREALIZED DEPRECIATION OF $64,261,631.

CURRENCY ABBREVIATION:

JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2001

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $    546,605       0.2%
Aerospace & Defense.....................       475,341       0.2
Airlines................................     2,462,100       1.0
Apparel/Footwear Retail.................       807,385       0.3
Auto Parts: O.E.M.......................     1,847,134       0.8
Beverages: Alcoholic....................     1,365,008       0.6
Broadcasting............................       340,872       0.1
Building Products.......................     1,527,642       0.6
Casino/Gaming...........................       571,438       0.2
Chemicals: Major Diversified............     1,356,427       0.6
Chemicals: Specialty....................     7,434,264       3.0
Coal....................................       281,051       0.1
Commercial Printing/Forms...............     2,946,627       1.2
Computer Communications.................       914,187       0.4
Computer Peripherals....................     3,446,868       1.4
Computer Processing Hardware............     4,179,597       1.7
Electric Utilities......................     4,492,541       1.8
Electrical Products.....................     1,571,930       0.6
Electronic Components...................     3,897,904       1.6
Electronic Distributors.................     1,625,020       0.7
Electronic Equipment/ Instruments.......    21,403,037       8.7
Electronic Production Equipment.........       292,988       0.1
Electronics/Appliances..................     6,048,752       2.5
Engineering & Construction..............     2,718,414       1.1
Finance/Rental/Leasing..................     3,513,833       1.4
Financial Conglomerates.................       967,228       0.4
Food Retail.............................     2,830,347       1.2
Food: Major Diversified.................        20,350       0.0
Food: Meat/Fish/Dairy...................     1,320,227       0.5
Food: Specialty/Candy...................     1,181,572       0.5
Gas Distributors........................     1,202,438       0.5
Home Building...........................     3,368,626       1.4
Home Furnishings........................       578,148       0.2
Household/Personal Care.................       263,835       0.1
Industrial Conglomerates................     8,258,100       3.4
Industrial Machinery....................    13,955,183       5.7
Industrial Specialties..................     2,769,977       1.1
Information Technology Services.........     2,291,746       0.9
Integrated Oil..........................       614,385       0.3
Investment Banks/Brokers................     1,173,313       0.5
Investment Trusts/Mutual Funds..........       211,000       0.1

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Life/Health Insurance...................  $     71,365       0.0%
Major Banks.............................     9,814,979       4.0
Major Telecommunications................     7,738,051       3.2
Marine Shipping.........................     2,643,000       1.1
Media Conglomerates.....................     2,974,824       1.2
Medical Specialties.....................       348,566       0.1
Medical/Nursing Services................       451,174       0.2
Metal Fabrications......................     2,020,284       0.8
Miscellaneous Commercial Services.......     1,525,105       0.6
Miscellaneous Manufacturing.............     2,987,830       1.2
Motor Vehicles..........................    10,948,567       4.5
Movies/Entertainment....................       185,986       0.1
Oil & Gas Production....................     1,341,692       0.6
Oil Refining/Marketing..................       324,193       0.1
Other Metals/Minerals...................     6,440,172       2.6
Pharmaceuticals: Major..................     3,595,460       1.5
Pharmaceuticals: Other..................    10,073,995       4.1
Precious Metals.........................       631,425       0.3
Property -- Casualty Insurers...........       451,097       0.2
Publishing: Newspapers..................       892,828       0.4
Railroads...............................       698,677       0.3
Real Estate Development.................     8,995,270       3.7
Recreational Products...................    10,506,010       4.3
Regional Banks..........................     7,616,334       3.1
Semiconductors..........................    14,698,504       6.0
Specialty Stores........................       228,332       0.1
Specialty Telecommunications............       720,975       0.3
Steel...................................     1,290,535       0.5
Textiles................................       402,307       0.2
Tobacco.................................     2,097,069       0.9
Wholesale Distributors..................     3,926,128       1.6
Wireless Communications.................     8,284,846       3.4
                                          ------------   -------
                                          $241,999,020      98.9%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $240,554,143      98.3%
Convertible Bonds.......................       672,873       0.3
Preferred Stocks........................       423,093       0.2
Short-Term Investment...................       348,911       0.1
                                          ------------   -------
                                          $241,999,020      98.9%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
OCTOBER 31, 2001

Assets:
Investments in securities, at value (cost
 $306,260,651)....................................  $241,999,020
Cash (including $169,139 in foreign currency).....     1,369,716
Receivable for:
  Investments sold................................     1,058,299
  Dividends.......................................       584,133
  Capital stock sold..............................       513,251
  Foreign withholding taxes reclaimed.............        71,285
Prepaid expenses and other assets.................       106,360
                                                    ------------
    Total Assets..................................   245,702,064
                                                    ------------
Liabilities:
Payable for:
  Capital stock repurchased.......................       234,850
  Distribution fee................................       216,634
  Investment management fee.......................       213,481
Accrued expenses and other payables...............       320,580
                                                    ------------
    Total Liabilities.............................       985,545
                                                    ------------
    Net Assets....................................  $244,716,519
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $691,779,564
Net unrealized depreciation.......................   (64,280,847)
Accumulated net investment loss...................      (360,863)
Accumulated net realized loss.....................  (382,421,335)
                                                    ------------
    Net Assets....................................  $244,716,519
                                                    ============
Class A Shares:
Net Assets........................................    $3,130,555
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       350,932
    Net Asset Value Per Share.....................  $       8.92
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       9.41
                                                    ============
Class B Shares:
Net Assets........................................  $231,422,307
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................    26,042,862
    Net Asset Value Per Share.....................  $       8.89
                                                    ============
Class C Shares:
Net Assets........................................    $3,879,523
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       437,817
    Net Asset Value Per Share.....................  $       8.86
                                                    ============
Class D Shares:
Net Assets........................................    $6,284,134
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................       701,589
    Net Asset Value Per Share.....................  $       8.96
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED OCTOBER 31, 2001

Net Investment Loss:
Income
Dividends (net of $662,221 foreign withholding
 tax).............................................  $  4,781,680
Interest..........................................       152,573
                                                    ------------
    Total Income..................................     4,934,253
                                                    ------------
Expenses
Investment management fee.........................     3,445,626
Distribution fee (Class A shares).................        13,447
Distribution fee (Class B shares).................     3,431,731
Distribution fee (Class C shares).................        62,418
Transfer agent fees and expenses..................     1,209,640
Custodian fees....................................       489,743
Registration fees.................................       158,147
Shareholder reports and notices...................       128,229
Professional fees.................................        97,779
Directors' fees and expenses......................        21,767
Other.............................................        58,873
                                                    ------------
    Total Expenses................................     9,117,400
                                                    ------------
    Net Investment Loss...........................    (4,183,147)
                                                    ------------
Net Realized and Unrealized Loss:
Net realized loss on:
  Investments.....................................   (30,236,051)
  Foreign exchange transactions...................      (276,015)
                                                    ------------
      Net Loss....................................   (30,512,066)
                                                    ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................   (92,794,187)
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............      (174,189)
                                                    ------------
    Net Depreciation..............................   (92,968,376)
                                                    ------------
    Net Loss......................................  (123,480,442)
                                                    ------------
Net Decrease......................................  $(127,663,589)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          OCTOBER 31, 2001  OCTOBER 31, 2000
                                          ----------------  ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................   $  (4,183,147)     $ (9,810,909)
Net realized gain (loss)................     (30,512,066)       72,954,077
Net change in unrealized appreciation...     (92,968,376)      (95,076,675)
                                           -------------      ------------

    Net Decrease........................    (127,663,589)      (31,933,507)
                                           -------------      ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................        (128,253)          (72,565)
Class B shares..........................      (1,014,677)       (1,348,667)
Class C shares..........................         (14,974)          (63,592)
Class D shares..........................        (117,022)          (15,563)
                                           -------------      ------------
    Total Dividends.....................      (1,274,926)       (1,500,387)
                                           -------------      ------------

Net decrease from capital stock
 transactions...........................    (128,259,097)     (122,682,703)
                                           -------------      ------------

    Net Decrease........................    (257,197,612)     (156,116,597)
Net Assets:
Beginning of period.....................     501,914,131       658,030,728
                                           -------------      ------------
End of Period (INCLUDING ACCUMULATED NET
 INVESTMENT LOSSES OF $360,863 AND
 $2,012,926, RESPECTIVELY)..............   $ 244,716,519      $501,914,131
                                           =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Pacific Growth Fund Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Option Accounting Principles -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of daily net assets not exceeding
$1 billion; 0.90% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $40,493,000 at October 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.95%, respectively.

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

The Distributor has informed the Fund that for the year ended October 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $280,000, $536,000, and $1,800, respectively and received approximately $34,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2001 aggregated $132,890,032 and $259,429,128, respectively.

For the year ended October 31, 2001, the Fund incurred brokerage commissions of $7,730 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At October 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $29,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2001 included in Directors' fees and expenses in the Statement of Operations, amounted to $10,191. At October 31, 2001, the Fund had an accrued pension liability of $51,187 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2001, the Fund had a net capital loss carryover of approximately $374,316,000, to offset future capital gains to the extent provided by regulations, available through October 31 of the following years:

       AMOUNTS IN THOUSANDS
-----------------------------------
 2005      2006     2007     2009
-------  --------  -------  -------
$54,029  $268,352  $26,406  $25,529
=======  ========  =======  =======

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $6,297,271, paid-in-capital was charged $812,865 and accumulated net investment loss was credited $7,110,136.

6. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                     OCTOBER 31, 2001            OCTOBER 31, 2000
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   20,721,501  $ 233,504,296   12,017,396  $ 189,622,563
Reinvestment of dividends.....       10,382        114,405        4,138         68,076
Redeemed......................  (21,558,576)  (246,330,495) (11,534,857)  (184,941,797)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................     (826,693)   (12,711,794)     486,677      4,748,842
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   19,114,676    213,417,784   23,841,805    384,530,101
Reinvestment of dividends.....       84,591        931,340       76,028      1,243,053
Redeemed......................  (28,995,264)  (327,813,608) (32,083,320)  (516,523,498)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......   (9,795,997)  (113,464,484)  (8,165,487)  (130,750,344)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    6,715,003     74,361,326    2,796,797     42,007,833
Reinvestment of dividends.....        1,258         13,808        3,538         57,670
Redeemed......................   (7,137,080)   (80,153,683)  (2,795,273)   (42,280,357)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................     (420,819)    (5,778,549)       5,062       (214,854)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      804,069      9,018,474    3,022,226     47,862,403
Reinvestment of dividends.....        1,267         14,015          326          5,384
Redeemed......................     (487,550)    (5,336,759)  (2,809,094)   (44,334,134)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......      317,786      3,695,730      213,458      3,533,653
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (10,725,723) $(128,259,097)  (7,460,290) $(122,682,703)
                                ===========  =============  ===========  =============

Morgan Stanley Pacific Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2001, there were no outstanding forward contracts.

At October 31, 2001, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

At October 31, 2001, investments in securities of issuers in Japan represented 54.2% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                      FOR THE YEAR ENDED OCTOBER 31,               JULY 28, 1997*
                                              ----------------------------------------------          THROUGH
                                               2001         2000         1999         1998        OCTOBER 31, 1997
                                              -------      -------      -------      -------      ----------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period....      $ 13.29      $ 14.54      $  9.76      $12.86            $ 19.39
                                              -------      -------      -------      ------            -------
Income (loss) from investment
 operations:
  Net investment income (loss)..........        (0.03)       (0.10)        0.05        0.10            -
  Net realized and unrealized gain
   (loss)...............................        (4.13)       (1.02)        4.73       (2.94)             (6.53)
                                              -------      -------      -------      ------            -------
Total income (loss) from investment
 operations.............................        (4.16)       (1.12)        4.78       (2.84)             (6.53)
                                              -------      -------      -------      ------            -------
Less dividends from net investment
 income.................................        (0.21)       (0.13)        -          (0.26)           -
                                              -------      -------      -------      ------            -------
Net asset value, end of period..........      $  8.92      $ 13.29      $ 14.54      $ 9.76            $ 12.86
                                              =======      =======      =======      ======            =======
Total Return+...........................       (31.42)%      (8.10)%      48.98%     (22.35)%           (33.68)%(1)
Ratios to Average Net Assets:
Expenses................................         1.74%(3)     1.60%(3)     1.79%(3)    1.90%(3)           1.92%(2)
Net investment income (loss)............        (0.38)%(3)   (0.68)%(3)    0.34%(3)    0.89%(3)          (0.03)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $3,131      $15,646      $10,048      $3,102               $622
Portfolio turnover rate.................           37%          37%         128%         58%                42%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------
                                                2001          2000          1999          1998         1997*
                                              --------      --------      --------      --------      --------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period....      $  13.11      $  14.39      $   9.73      $  12.83      $  18.89
                                              --------      --------      --------      --------      --------
Income (loss) from investment
 operations:
  Net investment income (loss)..........         (0.13)        (0.23)        (0.06)         0.01          0.01
  Net realized and unrealized gain
   (loss)...............................         (4.05)        (1.02)         4.72         (2.92)        (5.77)
                                              --------      --------      --------      --------      --------
Total income (loss) from investment
 operations.............................         (4.18)        (1.25)         4.66         (2.91)        (5.76)
                                              --------      --------      --------      --------      --------
Less dividends from net investment
 income.................................         (0.04)        (0.03)        -             (0.19)        (0.30)
                                              --------      --------      --------      --------      --------
Net asset value, end of period..........      $   8.89      $  13.11      $  14.39      $   9.73      $  12.83
                                              ========      ========      ========      ========      ========
Total Return+...........................        (31.87)%       (8.86)%       47.89%       (22.87)%      (31.01)%
Ratios to Average Net Assets:
Expenses................................          2.55%(1)      2.37%(1)      2.56%(1)      2.65%(1)      2.44%
Net investment income (loss)............         (1.19)%(1)    (1.45)%(1)    (0.43)%(1)     0.14%(1)      0.03%
Supplemental Data:
Net assets, end of period, in
 thousands..............................      $231,422      $469,924      $633,216      $408,990      $744,133
Portfolio turnover rate.................            37%           37%          128%           58%           42%

---------------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                   FOR THE PERIOD
                                                      FOR THE YEAR ENDED OCTOBER 31,               JULY 28, 1997*
                                              ----------------------------------------------          THROUGH
                                               2001         2000         1999         1998        OCTOBER 31, 1997
                                              -------      -------      -------      -------      ----------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period....      $ 13.07      $ 14.38      $  9.72      $12.83            $ 19.39
                                              -------      -------      -------      ------            -------
Income (loss) from investment
 operations:
  Net investment income (loss)..........        (0.13)       (0.23)       (0.05)       0.01              (0.04)
  Net realized and unrealized gain
   (loss)...............................        (4.05)       (1.00)        4.71       (2.89)             (6.52)
                                              -------      -------      -------      ------            -------
Total income (loss) from investment
 operations.............................        (4.18)       (1.23)        4.66       (2.88)             (6.56)
                                              -------      -------      -------      ------            -------
Less dividends from net investment
 income.................................        (0.03)       (0.08)        -          (0.23)           -
                                              -------      -------      -------      ------            -------
Net asset value, end of period..........      $  8.86      $ 13.07      $ 14.38      $ 9.72            $ 12.83
                                              =======      =======      =======      ======            =======
Total Return+...........................       (31.89)%      (8.88)%      47.94%     (22.68)%           (33.83)%(1)
Ratios to Average Net Assets:
Expenses................................         2.50%(3)     2.37%(3)     2.56%(3)    2.65%(3)           2.62%(2)
Net investment income (loss)............        (1.14)%(3)   (1.45)%(3)   (0.43)%(3)   0.14%(3)          (0.77)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $3,880      $11,219      $12,278      $1,581               $819
Portfolio turnover rate.................           37%          37%         128%         58%                42%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                   FOR THE PERIOD
                                                      FOR THE YEAR ENDED OCTOBER 31,               JULY 28, 1997*
                                              ----------------------------------------------          THROUGH
                                               2001         2000         1999         1998        OCTOBER 31, 1997
                                              -------      -------      -------      -------      ----------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period....      $ 13.35      $14.61       $ 9.78       $12.86            $ 19.39
                                              -------      ------       ------       ------            -------
Income (loss) from investment
 operations:
  Net investment income (loss)..........        (0.02)      (0.20)        0.06         0.07               0.02
  Net realized and unrealized gain
   (loss)...............................        (4.11)      (0.91)        4.77        (2.88)             (6.55)
                                              -------      ------       ------       ------            -------
Total income (loss) from investment
 operations.............................        (4.13)      (1.11)        4.83        (2.81)             (6.53)
                                              -------      ------       ------       ------            -------
Less dividends from net investment
 income.................................        (0.26)      (0.15)        -           (0.27)           -
                                              -------      ------       ------       ------            -------
Net asset value, end of period..........      $  8.96      $13.35       $14.61       $ 9.78            $ 12.86
                                              =======      ======       ======       ======            =======
Total Return+...........................       (31.19)%     (7.94)%      49.39%      (22.14)%           (33.68)%(1)
Ratios to Average Net Assets:
Expenses................................         1.55%(3)    1.37%(3)     1.56%(3)     1.65%(3)           1.62%(2)
Net investment income (loss)............        (0.19)%(3)  (0.45)%(3)    0.57%(3)     1.14%(3)           0.42%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $6,284      $5,125       $2,489       $1,565               $118
Portfolio turnover rate.................           37%         37%         128%          58%                42%

---------------------

 *   THE DATE SHARES WERE FIRST ISSUED.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Pacific Growth Fund Inc.
INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Morgan Stanley Pacific Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Pacific Growth Fund Inc., including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Pacific Growth Fund Inc. as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 13, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       For its fiscal year ended October 31, 2001 the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.07 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.05 per share with respect to this election.

DIRECTORS                                                    MORGAN STANLEY LOGO
Michael Bozic
Charles A. Fiumefreddo                                       [PHOTO]
Edwin J. Garn
Wayne E. Hedien                                              MORGAN STANLEY
James F. Higgins                                             PACIFIC GROWTH FUND
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to
prospective investors in the Fund unless preceded or
accompanied by an effective prospectus. Read the
prospectus carefully before investing.
                                                             ANNUAL REPORT
Morgan Stanley Distributors Inc., member NASD.               OCTOBER 31, 2001
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